                       STRADLEY RONON STEVENS & YOUNG, LLP
                            2600 One Commerce Square
                             Philadelphia, PA 19103
                                 (215) 564-8000

                                December 3, 2007

VIA EDGAR TRANSMISSION

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C.  20549
Attn:  Filing Desk

     Re:  Delaware Group Limited-Term Government Funds (the "Trust")
          File Nos. 002-75526/811-03363
          Rule 497(j) Filing

Ladies and Gentlemen:

     Pursuant to Rule 497(j) under the Securities Act of 1933, as amended,  this letter serves as  certification  that the forms of Prospectuses and Statement of
Additional  Information  that would have been filed under  paragraph (c) of Rule
497 would not have differed from those filed in Post-Effective  Amendment No. 62
(the  "Amendment")  to the  Trust's  Registration  Statement  on Form N-1A.  The
Amendment  was  filed  with  the  U.S.   Securities   and  Exchange   Commission
electronically on November 27, 2007.

     Please direct any questions or comments  relating to this  certification to me at (215) 564-8099.

                                               Sincerely,

                                               /s/ Jonathan M. Kopcsik
                                               Jonathan M. Kopcsik

cc:      David F. Connor
         Bruce G. Leto